Fees Summary	Mar. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,523,000
Previously Paid Amount	0.00
Total Fee Amount	486.53
Total Offset Amount	0.00
Net Fee	486.53
Narrative - Max Aggregate Offering Price	$ 3,523,000
Final Prospectus	true